Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2017 USD ($) OperatingLocation shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2015 USD ($) shares
Summary Of Significant Accounting Policies [Line Items]
Number of operating location | OperatingLocation	12
Trading securities	$ 0	$ 0
Minimum period of repayment of accrual loan	6 months
Impairment of Federal Home Loan Bank of New York stock	$ 0	0	$ 0
Carrying value of residential real estate owned property	698,000	58,000
Unrecognized income tax benefits during the period	0	0	0
Unrecognized tax benefits, interest and penalty expenses	$ 0	$ 0	$ 0
Incremental shares related to outstanding options included in calculation of diluted EPS | shares	90,380	55,515	160,817
Antidilutive shares excluded from calculation of diluted EPS | shares	5,507	651,694	2,538
Prior period reclassification impact	$ 0
State and Local Jurisdiction [Member]
Summary Of Significant Accounting Policies [Line Items]
Tax year One subject to Examination	Dec. 31, 2016
Tax year Two subject to Examination	Dec. 31, 2015
Tax year Three subject to Examination	Dec. 31, 2014
Tax year Four subject to Examination	Dec. 31, 2013
Domestic Country [Member]
Summary Of Significant Accounting Policies [Line Items]
Tax year One subject to Examination	Dec. 31, 2016
Tax year Two subject to Examination	Dec. 31, 2015
Tax year Three subject to Examination	Dec. 31, 2014